Signifcant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2018
Signifcant Accounting Policies [Abstract]
Classification and measurement

(a) Classification and measurement

IFRS 9 largely retains the existing requirements in IAS 39 for the classification and measurement of financial liabilities. However, it eliminates the previous IAS 39 categories for financial assets of held to maturity, loans and receivables and available for sale.

The adoption of IFRS 9 has not had a significant effect on the Company’s accounting policies related to financial liabilities and derivative financial instruments. The impact of IFRS 9 on the classification and measurement of financial assets is set out below.

Under IFRS 9, on initial recognition, a financial asset is classified as measured at: amortized cost; FVOCI – debt investment; FVOCI – equity investment; or FVTPL. The classification of financial assets under IFRS 9 is generally based on the business model in which a financial asset is managed and its contractual cash flow characteristics. Derivatives embedded in contracts where the host is a financial asset in the scope of the standard are never separated. Instead, the hybrid financial instrument as a whole is assessed for classification.

A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as at FVTPL:

–	it is held within a business model whose objective is to hold assets to collect contractual cashflows; and

–	its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

A debt investment is measured at FVOCI if it meets both of the following conditions and is not designated as at FVTPL:

–	it is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and

–	its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

On initial recognition of an equity investment that is not held for trading, the Company may irrevocably elect to present subsequent changes in the investment’s fair value in OCI. This election is made on an investment-by-investment basis.

All financial assets not classified as measured at amortized cost or FVOCI as described above are measured at FVTPL. This includes all derivative financial assets. On initial recognition, the Company may irrevocably designate a financial asset that otherwise meets the requirements to be measured at amortized cost or at FVOCI as at FVTPL if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise.

A financial asset (unless it is a trade receivable without a significant financing component that is initially measured at the transaction price) is initially measured at fair value plus, for an item not at FVTPL, transaction costs that are directly attributable to its acquisition.

The following accounting policies apply to the subsequent measurement of financial assets.

Financial assets at FVTPL	These assets are subsequently measured at fair value. Net gains and losses, including any interest or dividend income, are recognized in profit or loss.
Financial assets at amortized cost

These assets are subsequently measured at amortized cost using the effective interest method. The amortized cost is reduced by impairment losses. Interest income, foreign exchange gains and losses and impairment are recognized in profit or loss. Any gain or loss on derecognition is recognized in profit or loss.

Debt investments at FVOCI

These assets are subsequently measured at fair value. Interest income calculated using the effective interest method, foreign exchange gains and losses and impairment are recognized in profit or loss. Other net gains and losses are recognized in OCI. On derecognition, gains and losses accumulated in OCI are reclassified to profit or loss

Equity investments at FVOCI	These assets are subsequently measured at fair value. Dividends are recognized as income in profit or loss unless the dividend clearly represents a recovery of part of the cost of the investment. Other net gains and losses are recognized in OCI and are never reclassified to profit or loss.

There was no financial asset that requires reclassification and remeasurement as of January 1, 2018.

Impairment

(b) Impairment

The adoption of IFRS 9 has fundamentally changed the Company’s accounting for impairment losses for financial assets by replacing IAS 39’s incurred loss approach with a forward-looking expected credit loss(“ECL”) approach.

IFRS 9 requires the Company to record an allowance for ECLs for all loans and other debt financial assets not held at fair value through profit or loss (“FVPL”).